Taxation - Summary of Reconciliation of Income Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation [Abstract]
Profit before income tax expense	¥ 4,632	¥ 4,540	¥ 2,003
Tax calculated at a tax rate of 25%	1,158	1,135	501
Effects of different tax rates applicable to different subsidiaries of the Group	34	(36)	396
Effects of tax holiday on assessable profit of certain subsidiaries	(214)	(88)	(530)
Effects of tax holiday of a subsidiary recognized for prior year			(116)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(631)	(556)	(230)
Expense not deductible for tax purposes	82	133	156
Income not subject to tax			(2)
Unrecognized deferred income tax assets	46	16	37
Utilization of previously unrecognized tax assets	(11)	(50)	(40)
Others	(8)	9	(1)
Total income tax expense	¥ 456	¥ 563	¥ 171